SCHEDULE OF RECONCILIATION OF LEVEL 3 FAIR VALUE MEASUREMENTS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
At the beginning of the reporting period	$ 13,102,000	$ 16,729,000	$ 11,619,000
Additions	1,369,648	100,000	3,250,000
Fair value adjustments	(3,265,648)	(3,727,000)	1,860,000
At the end of the reporting period	$ 11,206,000	$ 13,102,000	$ 16,729,000